TAXATION	12 Months Ended
Dec. 31, 2019
TAXATION
TAXATION

21.         TAXATION

(a)  Deferred income taxes

Deferred income taxes are presented on the statement of financial position as follows:

	December 31,	December 31,
	2019	2018
Deferred income tax asset	$10,051	$—
Deferred income tax liability	(62,086)	(15,236)
Net deferred income tax liability	$(52,035)	$(15,236)

The tax effects of temporary differences between amounts recorded in the Company’s accounts and the corresponding amounts as computed for income tax purposes gives rise to a net deferred tax liability as follows:

	December 31,	December 31,
	2019	2018
Tax loss carry forwards	$78,654	$74,400
Other	6,569	2,080
Investment tax credits	6,545	6,545
Financing costs	2,431	4,310
Inventories	(675)	(847)
Long term debt	(6,061)	10,798
Provincial mining tax attributes	(15,107)	(6,088)
Mineral interests	(124,391)	(106,434)
	$(52,035)	$(15,236)

Deductible temporary differences for which no deferred tax assets are recognized are as follows:

	December 31,	December 31,
	2019	2018
Provincial mining tax attributes	$21,239	$18,947
Decommissioning and restoration provision	21,239	18,947
Other	68	68
	$42,546	$37,962

The Company has tax losses in Canada of approximately $291,312 (2018 - $275,265) expiring in various amounts from 2030 to 2039. The Company also has investment tax credits totaling approximately $8,965 (2018 - $8,965). The Company has deductible temporary differences for which no deferred tax assets have been recognized of $42,546 (2018 - $37,962). A deferred tax asset has not been recognized in respect of these differences, as it is not probable that sufficient future taxable earnings will be available in the periods when deductions from such potential assets will be realized.

(b)  Income tax expense

The Company’s income tax expense is comprised of the following:

	For the year ended
	December 31,	December 31,
	2019	2018
Current tax expense	$4,561	$4,196
Deferred income tax expense	36,799	12,668
	$41,360	$16,864

The provision for income taxes differs from the amount calculated using the Canadian federal and provincial statutory income tax rates of 27.0% (2018 – 27.0%) as follows:

	For the year ended
	December 31,	December 31,
	2019	2018
Expected tax expense	$22,215	$14,441
Provincial mining taxes	15,398	800
Non-deductible repurchase of offtake obligation	7,821	—
Non-temporary differences	903	(410)
Share-based compensation and other items	709	943
Change in unrecognized temporary differences	619	(10,942)
Flow-through shares	—	823
Flow-through share premium	—	(526)
Impact of foreign exchange on CAD denominated tax attributes	(6,305)	11,735
	$41,360	$16,864